SEC File Nos. 2-10607
              811-572



                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A
                            Registration Statement
                                     Under
                           the Securities Act of 1933
                       Post-Effective Amendment No.  106
                                      and
                            Registration Statement
                                     Under
                       The Investment Company Act of 1940
                              Amendment No.  26

                          AMERICAN MUTUAL FUND, INC.
             (Exact Name of Registrant as specified in charter)
                           333 South Hope Street
                     Los Angeles, California  90071
                  (Address of principal executive offices)
            Registrant's telephone number, including area code:
                               (213) 486-9200

                               Vincent P. Corti
                   Capital Research and Management Company
                             333 South Hope Street
                        Los Angeles, California  90071
                     (name and address of agent for service)


                                 Copies to:
                           ERIC A.S. RICHARDS, ESQ.
                           O'Melveny & Myers LLP
                           400 South Hope Street
                       Los Angeles, California  90071
                        (Counsel for the Registrant)

                 Approximate date of proposed public offering:
It is proposed that this filing become effective on January 10, 2000,  pursuant to paragraph (b) of rule 485.

                           American Mutual Fund/(R)/

                                   Prospectus
                                JANUARY 10, 2000



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 AMERICAN MUTUAL FUND, INC.

 333 South Hope Street
 Los Angeles, California 90071

 TICKER SYMBOL: AMRMX  NEWSPAPER ABBREV: Amutl   FUND NO:  03



 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     5
 -------------------------------------------------------
  Investment Objectives, Strategies and Risks       6
 -------------------------------------------------------
  Management and Organization                       9
 -------------------------------------------------------
  Shareholder Information                          11
 -------------------------------------------------------
  Purchase and Exchange of Shares                  12
 -------------------------------------------------------
  Distributions and Taxes                          17
 -------------------------------------------------------
  Financial Highlights                             18
 -------------------------------------------------------

  AMF-010-0100/B
                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The fund seeks to provide you with current income, growth of capital and conservation of principal. The fund invests primarily in common stocks of larger, more established companies that have long records of increasing earnings and dividends.

 The fund is designed for investors seeking both income and capital appreciation, as well as conservation of principal. In pursuing its objectives, the fund tends to invest in stocks that are more resilient to market declines. The fund's equity investments are limited to securities included on its eligible list, which consists of securities that are deemed suitable by the fund's board of directors in light of the fund's investment objectives and policies. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to economic, political or social events in the U.S. or abroad. The prices of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

AMERICAN MUTUAL FUND / PROSPECTUS

 INVESTMENT RESULTS

 The following information illustrates how the fund's results fluctuate. Past results are not an indication of future results.


  Here are the fund's results calculated without a sales charge on a calendar year basis. (If a sales charge were included, results would be lower.)

 [bar chart]
 1989  25.25%
 1990  -1.62%
 1991  21.72%
 1992   7.83%
 1993  14.28%
 1994   0.33%
 1995  31.38%
 1996  16.22%
 1997  26.39%
 1998  14.76%

  The fund's year-to-date return for the nine months ended September 30, 1999 was 0.63%.
 ------------------------------------------------------------------------------




 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST               12.44%   (quarter ended December 31, 1998)
 LOWEST                -8.68%  (quarter ended September 30, 1990)

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 For periods ended December 31, 1998:

                   THE FUND WITH
 AVERAGE ANNUAL    MAXIMUM SALES                   LIPPER MULTI-CAP
 TOTAL RETURN    CHARGE DEDUCTED/1/  S&P 500/2/     VALUE INDEX/3/
 -------------------------------------------------------------------
 One Year               8.17%            28.52%          6.53%
 -------------------------------------------------------------------
 Five Years            15.93%            24.02%         16.49%
 -------------------------------------------------------------------
 Ten Years             14.50%            19.16%         14.56%
 -------------------------------------------------------------------
 Lifetime/4/           13.29%            13.41%           n/a
 -------------------------------------------------------------------


 30-day yield/1/:  2.38%
 (For current yield information, please call American FundsLine/^/ at 1-800-325-3590)

 1 These fund results were calculated according to a formula which requires that the maximum sales charge of 5.75% be deducted and include the reinvestment of dividend and capital gain distributions. Results would be higher if they were calculated at net asset value.

 2 The Standard & Poor's 500 Composite Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 3 The Lipper Multi-Cap Value Funds Index is an equally weighted index of thirty funds which, by practice, invest in a variety of market capitalization ranges.
   These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions but do not reflect sales charges and commissions.

 4 The fund began investment operations on February 21, 1950.

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUND

 The following describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
 ----------------------------------------------------------------
 Maximum sales charge imposed on purchases               5.75%/1/
 (as a percentage of offering price)
 ----------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends       0%
 ----------------------------------------------------------------
 Maximum deferred sales charge                              0%/2/
 ----------------------------------------------------------------
 Redemption or exchange fees                                0%


 1 Sales charges are reduced or eliminated for larger purchases.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)
 ----------------------------------------------------------
 Management Fees                                    0.28%
 Service (12b-1) Fees                               0.22%*
 Other Expenses                                     0.07%
 Total Annual Fund Operating Expenses               0.57%


 /*/ 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

 The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

 One year                                            $  630
 -----------------------------------------------------------
 Three years                                         $  747
 -----------------------------------------------------------
 Five years                                          $  875
 -----------------------------------------------------------
 Ten years                                           $1,248

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The fund invests primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends are well protected. In addition, the fund may invest in global companies that are part of the Standard & Poor's 500 Composite Index which is considered a broad measure of the U.S. market. The fund's equity investments are limited to securities included on its eligible list, which is approved by the fund's board of directors. The list consists of securities deemed suitable in light of the fund's investment objectives and policies generally described above. Securities are added to, or deleted from, the eligible list by the fund's board of directors after reviewing and acting upon the recommendations of the fund's investment adviser.

 The prices of equity securities held by the fund will decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency fluctuations.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives, but it also provides greater liquidity to meet redemptions or to make additional investments, and it would reduce the fund's exposure in the event of a market downturn. The fund may also invest in other debt securities.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

AMERICAN MUTUAL FUND / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 AVERAGE ANNUAL                            THE FUND WITH      LIPPER MULTI-CAP
 TOTAL RETURN                            NO SALES CHARGE/1/    VALUE INDEX/2/
 ------------------------------------------------------------------------------
 Nine Months ended September 30, 1999           0.63%               0.51%
 ------------------------------------------------------------------------------
 (For periods ended December 31, 1998):        14.76%               6.53%
 One Year
 ------------------------------------------------------------------------------
 Five Years                                    17.32%              16.49%
 ------------------------------------------------------------------------------
 Ten Years                                     15.17%              14.56%
 ------------------------------------------------------------------------------
 Lifetime/3/                                   13.42%                n/a
 ------------------------------------------------------------------------------


 1 These fund results were calculated at net asset value according to a formula that is required for all stock and bond funds and include the reinvestment of dividend and capital gain distributions.

 2 The Lipper Multi-Cap Value Funds Index is an equally weighted index of thirty funds which, by practice, invest in a variety of market capitalization ranges.
   These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions but do not reflect sales charges and commissions.

 3 The fund began investment operations on February 21, 1950.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 The following chart illustrates the industry mix of the fund's investment portfolio as of the end of the fund's fiscal year, October 31, 1999.

[pie chart]

Banking  10.34%
Diversified Telecommunications Services 9.54%
Energy Sources 6.28%
Utilities: Electric & Gas 6.01%
Health & Personal Care 4.88%
Other Industries 34.33%
Bonds, Notes, Cash & Cash Equivalents 28.62%


                                                                      PERCENT OF
 LARGEST INDIVIDUAL EQUITY HOLDINGS                                   NET ASSETS
 ---------------------------------------------------------------------------------
 Sprint FON Group                                                        3.00%
 ---------------------------------------------------------------------------------
 Bank of America                                                         2.04
 ---------------------------------------------------------------------------------
 SBC Communications                                                      1.81
 ---------------------------------------------------------------------------------
 U S West                                                                1.54
 ---------------------------------------------------------------------------------
 Bristol-Myers Squibb                                                    1.47
 ---------------------------------------------------------------------------------
 Household International                                                 1.41
 ---------------------------------------------------------------------------------
 AT&T                                                                    1.19
 ---------------------------------------------------------------------------------
 IBM                                                                     1.09
 ---------------------------------------------------------------------------------
 Monsanto                                                                1.09
 ---------------------------------------------------------------------------------
 Southern Co.                                                            1.07



 Because the fund is actively managed, its holdings will change from time to time.

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

 Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American Mutual Fund are listed on the following page.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

                                                                                      APPROXIMATE YEARS OF EXPERIENCE
                                                                                       AS AN INVESTMENT PROFESSIONAL
                                                           YEARS OF EXPERIENCE        (INCLUDNG THE LAST FIVE YEARS)
                                                          AS PORTFOLIO COUNSELOR     -----------------------------------
            PORTFOLIO                                  (AND RESEARCH PROFESSIONAL,     WITH CAPITAL
          COUNSELORS FOR                                    IF APPLICABLE) FOR         RESEARCH AND
         AMERICAN MUTUAL                                   AMERICAN MUTUAL FUND         MANAGEMENT
               FUND             PRIMARY TITLE(S)              (APPROXIMATE)               COMPANY
         ----------------------------------------------------------------------------  OR AFFILIATES      TOTAL YEARS
                                                                                     -----------------------------------
         JAMES K. DUNTON   Chairman of the Board of    30 years                      37 years           37 years
                           the fund. Senior Vice
                           President and Director,
                           Capital Research and
                           Management Company
         ---------------------------------------------------------------------------------------------------------------
         ROBERT G.         President and Director of   12 years (plus 12 years as a  24 years           27 years
         O'DONNELL         the fund. Senior Vice       research professional prior
                           President and Director,     to becoming a portfolio
                           Capital Research and        counselor for the fund)
                           Management Company
         ---------------------------------------------------------------------------------------------------------------
         JON B. LOVELACE,  Chairman Emeritus of the    40 years                      48 years           48 years
         JR.               fund. Chairman Emeritus,
                           Capital Research and
                           Management Company
         ---------------------------------------------------------------------------------------------------------------
         TIMOTHY D.        Senior Vice President of    8 years (plus 6 years as a    17 years           17 years
         ARMOUR            the fund. Chairman and      research professional prior
                           Chief Executive Officer,    to becoming a portfolio
                           Capital Research Company*;  counselor for the fund)
                           Director, Capital Research
                           and Management Company
                                                       -----------------------------------------------------------------
         ----------------------------------------------
         R. MICHAEL        Chairman of the Board and   14 years (plus 7 years as a   35 years           35 years
         SHANAHAN          Principal Executive         research professional prior
                           Officer, Capital Research   to becoming a portfolio
                           and Management Company      counselor for the fund)

           The fund began investment operations on February 21, 1950.
         * Company affiliated with Capital Research and Management Company.
---------------------------------------------------------------------------------------------------------------------------

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773


 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 You may invest in the fund through various retirement plans. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/ trustee or dealer.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into other funds in The American Funds Group, generally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.


 INVESTMENT MINIMUMS
 To establish an account (including retirement plan accounts)   $250
   For a retirement plan account through payroll deduction      $ 25
 To add to an account                                           $ 50
   For a retirement plan account through payroll deduction      $ 25


 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

 Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts

AMERICAN MUTUAL FUND / PROSPECTUS
 your request. The offering price is the net asset value plus a sales charge, if applicable.

 SALES CHARGE

 A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                    SALES CHARGE AS A
                                      PERCENTAGE OF

                                    --------------------     DEALER
                                                NET        COMMISSION
                                    OFFERING   AMOUNT       AS % OF
 INVESTMENT                          PRICE    INVESTED   OFFERING PRICE

 -----------------------------------------------------------------------
 Less than $25,000                   5.75%     6.10%         5.00%
 -----------------------------------------------------------------------
 $25,000 but less than $50,000       5.00%     5.26%         4.25%
 -----------------------------------------------------------------------
 $50,000 but less than $100,000      4.50%     4.71%         3.75%
 -----------------------------------------------------------------------
 $100,000 but less than $250,000     3.50%     3.63%         2.75%
 -----------------------------------------------------------------------
 $250,000 but less than $500,000     2.50%     2.56%         2.00%
 -----------------------------------------------------------------------
 $500,000 but less than $750,000     2.00%     2.04%         1.60%
 -----------------------------------------------------------------------
 $750,000 but less than $1 million   1.50%     1.52%         1.20%
 -----------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below   see below



 PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made by retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 REDUCING YOUR SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below and in the statement of additional information and "Welcome to the Family."

 AGGREGATING ACCOUNTS

 To receive a reduced sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  - trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  -  solely controlled business accounts.

  -  single-participant retirement plans.

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in The American Funds Group, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You may establish a Statement of Intention (SOI) that allows you to combine the purchases you intend to make over a 13-month period in any non-money market fund or individual American Legacy variable annuity or variable life insurance policy. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and

AMERICAN MUTUAL FUND / PROSPECTUS
 capital gains do not apply toward these combined purchases. An SOI allows you to take immediate advantage of the maximum quantity discount available. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 PLAN OF DISTRIBUTION

 The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain shareholder services. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment and may cost you more than paying higher initial sales charges.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s).

  -  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  -  Checks must be made payable to the registered shareholder.

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE, OR AMERICAN      FUNDSLINE
 ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund intends to distribute dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                            YEARS ENDED OCTOBER 31
                                          ----------------------------
                                    1999      1998     1997     1996       1995
                                -----------------------------------------------
 Net Asset Value,                $31.18    $30.14   $26.54   $24.17    $21.60
 Beginning of Year
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income              .82       .84      .83      .84       .87
 Net gains on securities (both     1.78      3.48     5.19     3.52      3.41
 realized and unrealized)
 ------------------------------------------------------------------------------
 Total from investment             2.60      4.32     6.02     4.36      4.28
 operations
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)                (.76)     (.80)    (.81)    (.84)     (.84)
 Distributions (from capital      (2.93)    (2.48)   (1.61)   (1.15)     (.87)
 gains)
 ------------------------------------------------------------------------------
 Total distributions              (3.69)    (3.28)   (2.42)   (1.99)    (1.71)
 ------------------------------------------------------------------------------
 Net Asset Value,                $30.09    $31.18   $30.14   $26.54    $24.17
 End of Year
 ------------------------------------------------------------------------------
 Total return*                    9.01%    15.15%   24.19%   18.89%    21.25%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in    $10,421   $10,215   $9,362   $7,759    $6,552
 millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to              .57%      .56%     .58%     .59%      .59%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income              2.67%     2.75%    2.95%    3.36%     3.92%
 to average net assets
 ------------------------------------------------------------------------------
 Portfolio turnover rate         41.53%    28.97%   19.16%   24.21%    23.31%
 * Excludes maximum sales charge of 5.75%.

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 FOR SHAREHOLDER       FOR RETIREMENT PLAN          FOR DEALER
 SERVICES              SERVICES                     SERVICES
 American Funds        Call your employer or        American Funds
 Service Company       plan administrator           Distributors
 800/421-0180                                       800/421-9900 ext. 11





                      FOR 24-HOUR INFORMATION
        American FundsLine(R)  American FundsLine OnLine(R)
        800/325-3590           http://www.americanfunds.com


 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 ---------------------------------------------------------
 MULTIPLE TRANSLATIONS

 This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ---------------------------------------------------------
 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

 Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent auditors' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI)

 Contains more detailed information on all aspects of the fund, including the fund's financial statements.

 CODE OF ETHICS

 Includes a description of the fund's personal investing policy.

 The fund's code of ethics and current SAI has been filed with the Securities and Exchange Commission ("SEC"). The SAI is incorporated by reference into this prospectus. These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

 To request a free copy of any of the documents above:


 Call American Funds         Write to the Secretary of the fund
 Service Company       or    333 South Hope StreetLos Angeles,
 800/421-0180 ext. 1         California 90071


 Investment Company File No. 811-572
                                                       Printed on recycled paper

THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Vincent P. Corti
    Vincent P. Corti
    Secretary

                           American Mutual Fund/(R)/

                                   Prospectus
                                JANUARY 10, 2000



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 AMERICAN MUTUAL FUND, INC.

 333 South Hope Street
 Los Angeles, California 90071

 TICKER SYMBOL: AMRMX  NEWSPAPER ABBREV: Amutl   FUND NO:  03



 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     5
 -------------------------------------------------------
  Investment Objectives, Strategies and Risks       6
 -------------------------------------------------------
  Management and Organization                       9
 -------------------------------------------------------
  Shareholder Information                          11
 -------------------------------------------------------
  Purchase and Exchange of Shares                  12
 -------------------------------------------------------
  Distributions and Taxes                          17
 -------------------------------------------------------
  Financial Highlights                             18
 -------------------------------------------------------

  AMF-010-0100/B
                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The fund seeks to provide you with current income, growth of capital and conservation of principal. The fund invests primarily in common stocks of larger, more established companies that have long records of increasing earnings and dividends.

 The fund is designed for investors seeking both income and capital appreciation, as well as conservation of principal. In pursuing its objectives, the fund tends to invest in stocks that are more resilient to market declines. The fund's equity investments are limited to securities included on its eligible list, which consists of securities that are deemed suitable by the fund's board of directors in light of the fund's investment objectives and policies. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to economic, political or social events in the U.S. or abroad. The prices of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

AMERICAN MUTUAL FUND / PROSPECTUS

 INVESTMENT RESULTS

 The following information illustrates how the fund's results fluctuate. Past results are not an indication of future results.


  Here are the fund's results calculated without a sales charge on a calendar year basis. (If a sales charge were included, results would be lower.)

 [bar chart]
 1989  25.25%
 1990  -1.62%
 1991  21.72%
 1992   7.83%
 1993  14.28%
 1994   0.33%
 1995  31.38%
 1996  16.22%
 1997  26.39%
 1998  14.76%

  The fund's year-to-date return for the nine months ended September 30, 1999 was 0.63%.
 ------------------------------------------------------------------------------




 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST               12.44%   (quarter ended December 31, 1998)
 LOWEST                -8.68%  (quarter ended September 30, 1990)

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 For periods ended December 31, 1998:

                   THE FUND WITH
 AVERAGE ANNUAL    MAXIMUM SALES                   LIPPER MULTI-CAP
 TOTAL RETURN    CHARGE DEDUCTED/1/  S&P 500/2/     VALUE INDEX/3/
 -------------------------------------------------------------------
 One Year               8.17%            28.52%          6.53%
 -------------------------------------------------------------------
 Five Years            15.93%            24.02%         16.49%
 -------------------------------------------------------------------
 Ten Years             14.50%            19.16%         14.56%
 -------------------------------------------------------------------
 Lifetime/4/           13.29%            13.41%           n/a
 -------------------------------------------------------------------


 30-day yield/1/:  2.38%
 (For current yield information, please call American FundsLine/^/ at 1-800-325-3590)

 1 These fund results were calculated according to a formula which requires that the maximum sales charge of 5.75% be deducted and include the reinvestment of dividend and capital gain distributions. Results would be higher if they were calculated at net asset value.

 2 The Standard & Poor's 500 Composite Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 3 The Lipper Multi-Cap Value Funds Index is an equally weighted index of thirty funds which, by practice, invest in a variety of market capitalization ranges.
   These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions but do not reflect sales charges and commissions.

 4 The fund began investment operations on February 21, 1950.

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUND

 The following describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
 ----------------------------------------------------------------
 Maximum sales charge imposed on purchases               5.75%/1/
 (as a percentage of offering price)
 ----------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends       0%
 ----------------------------------------------------------------
 Maximum deferred sales charge                              0%/2/
 ----------------------------------------------------------------
 Redemption or exchange fees                                0%


 1 Sales charges are reduced or eliminated for larger purchases.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)
 ----------------------------------------------------------
 Management Fees                                    0.28%
 Service (12b-1) Fees                               0.22%*
 Other Expenses                                     0.07%
 Total Annual Fund Operating Expenses               0.57%


 /*/ 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

 The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

 One year                                            $  630
 -----------------------------------------------------------
 Three years                                         $  747
 -----------------------------------------------------------
 Five years                                          $  875
 -----------------------------------------------------------
 Ten years                                           $1,248

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The fund invests primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends are well protected. In addition, the fund may invest in global companies that are part of the Standard & Poor's 500 Composite Index which is considered a broad measure of the U.S. market. The fund's equity investments are limited to securities included on its eligible list, which is approved by the fund's board of directors. The list consists of securities deemed suitable in light of the fund's investment objectives and policies generally described above. Securities are added to, or deleted from, the eligible list by the fund's board of directors after reviewing and acting upon the recommendations of the fund's investment adviser.

 The prices of equity securities held by the fund will decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency fluctuations.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives, but it also provides greater liquidity to meet redemptions or to make additional investments, and it would reduce the fund's exposure in the event of a market downturn. The fund may also invest in other debt securities.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

AMERICAN MUTUAL FUND / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 AVERAGE ANNUAL                            THE FUND WITH      LIPPER MULTI-CAP
 TOTAL RETURN                            NO SALES CHARGE/1/    VALUE INDEX/2/
 ------------------------------------------------------------------------------
 Nine Months ended September 30, 1999           0.63%               0.51%
 ------------------------------------------------------------------------------
 (For periods ended December 31, 1998):        14.76%               6.53%
 One Year
 ------------------------------------------------------------------------------
 Five Years                                    17.32%              16.49%
 ------------------------------------------------------------------------------
 Ten Years                                     15.17%              14.56%
 ------------------------------------------------------------------------------
 Lifetime/3/                                   13.42%                n/a
 ------------------------------------------------------------------------------


 1 These fund results were calculated at net asset value according to a formula that is required for all stock and bond funds and include the reinvestment of dividend and capital gain distributions.

 2 The Lipper Multi-Cap Value Funds Index is an equally weighted index of thirty funds which, by practice, invest in a variety of market capitalization ranges.
   These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions but do not reflect sales charges and commissions.

 3 The fund began investment operations on February 21, 1950.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 The following chart illustrates the industry mix of the fund's investment portfolio as of the end of the fund's fiscal year, October 31, 1999.

[pie chart]

Banking  10.34%
Diversified Telecommunications Services 9.54%
Energy Sources 6.28%
Utilities: Electric & Gas 6.01%
Health & Personal Care 4.88%
Other Industries 34.33%
Bonds, Notes, Cash & Cash Equivalents 28.62%


                                                                      PERCENT OF
 LARGEST INDIVIDUAL EQUITY HOLDINGS                                   NET ASSETS
 ---------------------------------------------------------------------------------
 Sprint FON Group                                                        3.00%
 ---------------------------------------------------------------------------------
 Bank of America                                                         2.04
 ---------------------------------------------------------------------------------
 SBC Communications                                                      1.81
 ---------------------------------------------------------------------------------
 U S West                                                                1.54
 ---------------------------------------------------------------------------------
 Bristol-Myers Squibb                                                    1.47
 ---------------------------------------------------------------------------------
 Household International                                                 1.41
 ---------------------------------------------------------------------------------
 AT&T                                                                    1.19
 ---------------------------------------------------------------------------------
 IBM                                                                     1.09
 ---------------------------------------------------------------------------------
 Monsanto                                                                1.09
 ---------------------------------------------------------------------------------
 Southern Co.                                                            1.07



 Because the fund is actively managed, its holdings will change from time to time.

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

 Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American Mutual Fund are listed on the following page.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

                                                                                      APPROXIMATE YEARS OF EXPERIENCE
                                                                                       AS AN INVESTMENT PROFESSIONAL
                                                           YEARS OF EXPERIENCE        (INCLUDNG THE LAST FIVE YEARS)
                                                          AS PORTFOLIO COUNSELOR     -----------------------------------
            PORTFOLIO                                  (AND RESEARCH PROFESSIONAL,     WITH CAPITAL
          COUNSELORS FOR                                    IF APPLICABLE) FOR         RESEARCH AND
         AMERICAN MUTUAL                                   AMERICAN MUTUAL FUND         MANAGEMENT
               FUND             PRIMARY TITLE(S)              (APPROXIMATE)               COMPANY
         ----------------------------------------------------------------------------  OR AFFILIATES      TOTAL YEARS
                                                                                     -----------------------------------
         JAMES K. DUNTON   Chairman of the Board of    30 years                      37 years           37 years
                           the fund. Senior Vice
                           President and Director,
                           Capital Research and
                           Management Company
         ---------------------------------------------------------------------------------------------------------------
         ROBERT G.         President and Director of   12 years (plus 12 years as a  24 years           27 years
         O'DONNELL         the fund. Senior Vice       research professional prior
                           President and Director,     to becoming a portfolio
                           Capital Research and        counselor for the fund)
                           Management Company
         ---------------------------------------------------------------------------------------------------------------
         JON B. LOVELACE,  Chairman Emeritus of the    40 years                      48 years           48 years
         JR.               fund. Chairman Emeritus,
                           Capital Research and
                           Management Company
         ---------------------------------------------------------------------------------------------------------------
         TIMOTHY D.        Senior Vice President of    8 years (plus 6 years as a    17 years           17 years
         ARMOUR            the fund. Chairman and      research professional prior
                           Chief Executive Officer,    to becoming a portfolio
                           Capital Research Company*;  counselor for the fund)
                           Director, Capital Research
                           and Management Company
                                                       -----------------------------------------------------------------
         ----------------------------------------------
         R. MICHAEL        Chairman of the Board and   14 years (plus 7 years as a   35 years           35 years
         SHANAHAN          Principal Executive         research professional prior
                           Officer, Capital Research   to becoming a portfolio
                           and Management Company      counselor for the fund)

           The fund began investment operations on February 21, 1950.
         * Company affiliated with Capital Research and Management Company.
---------------------------------------------------------------------------------------------------------------------------

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773


 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 You may invest in the fund through various retirement plans. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/ trustee or dealer.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into other funds in The American Funds Group, generally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.


 INVESTMENT MINIMUMS
 To establish an account (including retirement plan accounts)   $250
   For a retirement plan account through payroll deduction      $ 25
 To add to an account                                           $ 50
   For a retirement plan account through payroll deduction      $ 25


 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

 Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts

AMERICAN MUTUAL FUND / PROSPECTUS
 your request. The offering price is the net asset value plus a sales charge, if applicable.

 SALES CHARGE

 A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                    SALES CHARGE AS A
                                      PERCENTAGE OF

                                    --------------------     DEALER
                                                NET        COMMISSION
                                    OFFERING   AMOUNT       AS % OF
 INVESTMENT                          PRICE    INVESTED   OFFERING PRICE

 -----------------------------------------------------------------------
 Less than $25,000                   5.75%     6.10%         5.00%
 -----------------------------------------------------------------------
 $25,000 but less than $50,000       5.00%     5.26%         4.25%
 -----------------------------------------------------------------------
 $50,000 but less than $100,000      4.50%     4.71%         3.75%
 -----------------------------------------------------------------------
 $100,000 but less than $250,000     3.50%     3.63%         2.75%
 -----------------------------------------------------------------------
 $250,000 but less than $500,000     2.50%     2.56%         2.00%
 -----------------------------------------------------------------------
 $500,000 but less than $750,000     2.00%     2.04%         1.60%
 -----------------------------------------------------------------------
 $750,000 but less than $1 million   1.50%     1.52%         1.20%
 -----------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below   see below



 PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made by retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 REDUCING YOUR SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below and in the statement of additional information and "Welcome to the Family."

 AGGREGATING ACCOUNTS

 To receive a reduced sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  - trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  -  solely controlled business accounts.

  -  single-participant retirement plans.

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in The American Funds Group, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You may establish a Statement of Intention (SOI) that allows you to combine the purchases you intend to make over a 13-month period in any non-money market fund or individual American Legacy variable annuity or variable life insurance policy. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and

AMERICAN MUTUAL FUND / PROSPECTUS
 capital gains do not apply toward these combined purchases. An SOI allows you to take immediate advantage of the maximum quantity discount available. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 PLAN OF DISTRIBUTION

 The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain shareholder services. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment and may cost you more than paying higher initial sales charges.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s).

  -  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  -  Checks must be made payable to the registered shareholder.

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE, OR AMERICAN      FUNDSLINE
 ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund intends to distribute dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                            YEARS ENDED OCTOBER 31
                                          ----------------------------
                                    1999      1998     1997     1996       1995
                                -----------------------------------------------
 Net Asset Value,                $31.18    $30.14   $26.54   $24.17    $21.60
 Beginning of Year
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income              .82       .84      .83      .84       .87
 Net gains on securities (both     1.78      3.48     5.19     3.52      3.41
 realized and unrealized)
 ------------------------------------------------------------------------------
 Total from investment             2.60      4.32     6.02     4.36      4.28
 operations
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)                (.76)     (.80)    (.81)    (.84)     (.84)
 Distributions (from capital      (2.93)    (2.48)   (1.61)   (1.15)     (.87)
 gains)
 ------------------------------------------------------------------------------
 Total distributions              (3.69)    (3.28)   (2.42)   (1.99)    (1.71)
 ------------------------------------------------------------------------------
 Net Asset Value,                $30.09    $31.18   $30.14   $26.54    $24.17
 End of Year
 ------------------------------------------------------------------------------
 Total return*                    9.01%    15.15%   24.19%   18.89%    21.25%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in    $10,421   $10,215   $9,362   $7,759    $6,552
 millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to              .57%      .56%     .58%     .59%      .59%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income              2.67%     2.75%    2.95%    3.36%     3.92%
 to average net assets
 ------------------------------------------------------------------------------
 Portfolio turnover rate         41.53%    28.97%   19.16%   24.21%    23.31%
 * Excludes maximum sales charge of 5.75%.

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 FOR SHAREHOLDER       FOR RETIREMENT PLAN          FOR DEALER
 SERVICES              SERVICES                     SERVICES
 American Funds        Call your employer or        American Funds
 Service Company       plan administrator           Distributors
 800/421-0180                                       800/421-9900 ext. 11





                      FOR 24-HOUR INFORMATION
        American FundsLine(R)  American FundsLine OnLine(R)
        800/325-3590           http://www.americanfunds.com


 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 ---------------------------------------------------------
 MULTIPLE TRANSLATIONS

 This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ---------------------------------------------------------
 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

 Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent auditors' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI)

 Contains more detailed information on all aspects of the fund, including the fund's financial statements.

 CODE OF ETHICS

 Includes a description of the fund's personal investing policy.

 The fund's code of ethics and current SAI has been filed with the Securities and Exchange Commission ("SEC"). The SAI is incorporated by reference into this prospectus. These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

 To request a free copy of any of the documents above:


 Call American Funds         Write to the Secretary of the fund
 Service Company       or    333 South Hope StreetLos Angeles,
 800/421-0180 ext. 1         California 90071


 Investment Company File No. 811-572
                                                       Printed on recycled paper

                           AMERICAN MUTUAL FUND, INC.

                                     Part B
                      Statement of Additional Information

                                January 10, 2000


This document is not a prospectus but should be read in conjunction with the current prospectus of American Mutual Fund (the "fund" or "AMF") dated January 10, 2000. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                           American Mutual Fund, Inc.
                              Attention: Secretary
                              333 South Hope Street
                          Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        4
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .        5
Fund Directors and Officers . . . . . . . . . . . . . . . . . . . .        7
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       11
Dividends, Distributions and Taxes. . . . . . . . . . . . . . . . .       13
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       17
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       24
Shareholder Account Services and Privileges . . . . . . . . . . . .       25
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       28
General Information . . . . . . . . . . . . . . . . . . . . . . . .       28
Investment Results and Related Statistics . . . . . . . . . . . . .       29
Financial Statements




                         American Mutual Fund -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


GENERAL GUIDELINE
- The fund's equity investments are limited to securities included on its eligible list, which consists of securities deemed suitable by the fund's board of directors in light of the fund's investment objectives and policies.

EQUITY SECURITIES
- The fund will invest principally in equity-type securities such as common stocks and securities that are convertible into common stock.

DEBT SECURITIES
- The fund's investments in straight debt securities (i.e., not convertible into equity) will be rated A or better or unrated but determined to be of equivalent quality.

NON-U.S. SECURITIES
- The fund may invest in securities of issuers domiciled outside the U.S. that are part of the Standard & Poor's 500 Stock Composite Index.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall markets for these securities.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa. The risks of convertible preferred stocks are similar to those of equity securities and they often automatically convert into common stock. Non-convertible preferred stocks with stated redemption rates are similar to debt in that they have a stated dividend rate akin to the coupon of


                         American Mutual Fund -- Page 2
a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Bonds, convertible preferred stocks, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Farmers Home Administration, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These securities include (i) commercial paper (short-term notes up to 9 months in maturity issued by corporations or governmental bodies), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and saving bank obligations (e.g., certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. All such securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which may be adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


                         American Mutual Fund -- Page 3

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund shall make no investment:


1.   Which involves promotion or business management by the fund;

2. In any security about which information is not available with respect to the history, management, assets, earnings, and income of the issuer;

3. If the investment would cause more than 5% of the value of the assets of the fund, as they exist at the time of investment, to be invested in the securities of any one issuer;

4. If the investment would cause more than 20% of the value of the assets of the fund to be invested in securities of companies in any one industry;

5. If the investment would cause the fund to own more than 10% of any class of securities of any one issuer or more than 10% of the outstanding voting securities of any one issuer;

6. In any security which has not been placed on the fund's "Eligible List" (See Prospectus).

The foregoing restrictions do not apply to the purchase of securities issued or fully guaranteed by the U.S. Government. Such restrictions also do not apply to the acquisition of securities or property in satisfaction of claims or as distributions on securities owned, or to the exercise of rights distributed on securities owned; but if any securities or property so acquired would not be permitted as an investment under the foregoing restrictions, they must be converted into a permissible investment as soon as reasonably practicable.


The fund is not permitted to:


 7.  Invest in real estate;

 8.  Make any investment which would subject it to unlimited liability;

 9.  Buy securities on margin;

10.  Sell securities short; nor

11.  Borrow money.


                         American Mutual Fund -- Page 4

The fund does not concentrate investments in one industry or group of industries, invest in commodities, or make loans except in the very occasional instance where interest returns on a loan are particularly favorable, the loan is secured by at least 150% of marketable securities, the total loans outstanding would not exceed 20% of the current market value of the assets of the fund, and total loans to any one borrower would not exceed 5% of the value of such assets. No loans have ever been made to any person under the foregoing authority. Loans may not be made to persons affiliated with the fund. The fund does not invest to control other companies. While the fundamental policies of the fund permit it to act as underwriter of securities issued by others, it is not the practice of the fund to do so. The fundamental policies set forth in this paragraph also may not be changed without shareholder approval.


Further investment policies of the fund include the following: the fund will not purchase or retain the securities of any issuer if those officers and directors of the fund or the Investment Adviser who own beneficially more than 1/2 of 1% of such issuer together own more than 5% of the securities of such issuer; the fund will not invest in the securities of other investment companies (except in connection with the administration of a deferred compensation plan adopted by Directors and to the extent such investments are allowed by an exemptive order granted by the Securities and Exchange Commission); the fund will not invest in securities of companies which, with their predecessors, have a record of less than three years' continuous operations; the fund will not ordinarily purchase securities which are non-income-producing at the time of purchase; the fund will not invest in puts, calls, straddles, spreads or any combination thereof; the fund will not purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures; nor will the fund invest more than 5% of the value of the fund's net assets in warrants, valued at the lower of cost or market, with no more than 2% being unlisted on the New York or American Stock Exchanges (warrants acquired by the fund in units or attached to securities may be deemed to be without value); nor invest more than 15% of the value of its total assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days or securities for which there is no active and substantial market).


                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on September 6, 1949 and reincorporated in Maryland on December 20, 1983.


All fund operations are supervised by the fund's board of directors, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                         American Mutual Fund -- Page 5

REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any Director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Directors, as though the fund were a common-law trust. Accordingly, the Directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.


                         American Mutual Fund -- Page 6

                          FUND DIRECTORS AND OFFICERS

                      Directors and Director Compensation


                                                                                               AGGREGATE
                                                                                              COMPENSATION
                                                                                         (INCLUDING VOLUNTARILY
                                                                                                DEFERRED
                                                                                            COMPENSATION/1/)
                                                                                             FROM THE FUND
                                  POSITION                                                 DURING FISCAL YEAR
                                    WITH             PRINCIPAL OCCUPATION(S) DURING              ENDED
   NAME, ADDRESS AND AGE         REGISTRANT                   PAST 5 YEARS                  OCTOBER 31, 1999
-----------------------------------------------------------------------------------------------------------------
 H. Frederick Christie         Director           Private Investor.  Former President           $24,750/3/
 P.O. Box 144                                     and Chief Executive Officer, The
 Palos Verdes Estates,CA                          Mission Group (non-utility holding
 90274                                            company, subsidiary of Southern
 Age: 66                                          California Edison Company)
-----------------------------------------------------------------------------------------------------------------
 Mary Anne Dolan               Director           Founder and President, M.A.D., Inc.           $ 23,000
 1033 Gayley Avenue                               (a communications company)
 Los Angeles, CA 90024
 Age: 52
-----------------------------------------------------------------------------------------------------------------
 + James K. Dunton             Chairman of the    Senior Vice President and Director,            none/4/
 333 South Hope Street         Board              Capital Research and Management
 Los Angeles, CA 90071                            Company
 Age: 61
-----------------------------------------------------------------------------------------------------------------
 Martin Fenton, Jr.            Director           Chairman, Senior Resource Group LLC           $23,500/3/
 4660 La Jolla Village                            (development and management of
 Drive                                            senior living communities)
 Suite 725
 San Diego, CA 92121
 Age: 64
-----------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila           Director           Private Investor; former Owner and            $24,000/3/
 One Winthrop Square                              President, Energy Investment, Inc.
 Boston, MA 02210
 Age: 45
-----------------------------------------------------------------------------------------------------------------
 Bailey Morris-Eck             Director           Senior Associate, Reuters                         0/5/
 1333 H Street, NW                                Foundation; Senior Fellow, Institute
 Washington, DC  20005                            for International Economics;
                                                  Consultant, The Independent of
                                                  London
-----------------------------------------------------------------------------------------------------------------
 + Robert G. O'Donnell         President and      Senior Vice President and Director,            none/4/
 P.O. Box 7650                 Director           Capital Research and Management
 San Francisco, CA 94120                          Company
 Age: 55
-----------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton             Director           Chairman/Chief Executive Officer,             $23,000/3/
 P.O. Box 546                                     Cairnwood, Inc. (venture capital
 Bryn Athyn, PA  19009                            investment)
 Age: 60
-----------------------------------------------------------------------------------------------------------------
 + James W. Ratzlaff           Vice Chairman      Senior Partner, The Capital Group              none/4/
 P.O. Box 7650                 of the Board       Partners L.P.
 San Francisco, CA 94120
 Age: 63
-----------------------------------------------------------------------------------------------------------------
 Olin C. Robison               Director           President of the Salzburg Seminar;            $23,500/3/
 The Marble Works                                 President Emeritus, Middlebury
 P.O. Box 886                                     College
 Middlebury, VT 05753
 Age:  63
-----------------------------------------------------------------------------------------------------------------
 Steven B. Sample              Director           President, University of Southern                 0/5/
 Bovard Administration 110                        California
 Los Angeles, CA  90089
 Age: 59
-----------------------------------------------------------------------------------------------------------------
                                   TOTAL COMPENSATION
                                 (INCLUDING VOLUNTARILY
                                        DEFERRED
                                  COMPENSATION/1/) FROM      TOTAL NUMBER
                                  ALL FUNDS MANAGED BY         OF FUND
                                  CAPITAL RESEARCH AND          BOARDS
                                   MANAGEMENT COMPANY          ON WHICH
                              OR ITS AFFILIATES/2/ FOR THE     DIRECTOR
   NAME, ADDRESS AND AGE      YEAR ENDED OCTOBER 31, 1999     SERVES/2/
--------------------------------------------------------------------------
 H. Frederick Christie                 $ 209,200                  19
 P.O. Box 144
 Palos Verdes Estates,CA
 90274
 Age: 66
--------------------------------------------------------------------------
 Mary Anne Dolan                       $  41,000                   2
 1033 Gayley Avenue
 Los Angeles, CA 90024
 Age: 52
--------------------------------------------------------------------------
 + James K. Dunton                       none/4/                   1
 333 South Hope Street
 Los Angeles, CA 90071
 Age: 61
--------------------------------------------------------------------------
 Martin Fenton, Jr.                    $130,200/3/                15
 4660 La Jolla Village
 Drive
 Suite 725
 San Diego, CA 92121
 Age: 64
--------------------------------------------------------------------------
 Mary Myers Kauppila                   $120,000/3/                 5
 One Winthrop Square
 Boston, MA 02210
 Age: 45
--------------------------------------------------------------------------
 Bailey Morris-Eck                          0/5/                   3
 1333 H Street, NW
 Washington, DC  20005
--------------------------------------------------------------------------
 + Robert G. O'Donnell                   none/4/                   2
 P.O. Box 7650
 San Francisco, CA 94120
 Age: 55
--------------------------------------------------------------------------
 Kirk P. Pendleton                     $132,000/3/                 5
 P.O. Box 546
 Bryn Athyn, PA  19009
 Age: 60
--------------------------------------------------------------------------
 + James W. Ratzlaff                     none/4/                   7
 P.O. Box 7650
 San Francisco, CA 94120
 Age: 63
--------------------------------------------------------------------------
 Olin C. Robison                       $97,000/3/                  3
 The Marble Works
 P.O. Box 886
 Middlebury, VT 05753
 Age:  63
--------------------------------------------------------------------------
 Steven B. Sample                           0/5/                   2
 Bovard Administration 110
 Los Angeles, CA  90089
 Age: 59
--------------------------------------------------------------------------




                         American Mutual Fund -- Page 7

                         American Mutual Fund -- Page 8

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.
1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
  amended ("501(c)(3) organization");      (ii) any trust, the present or future
  beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of fiscal year ended October 31, 1999 for participating Directors is as follows: Frederick Christie ($128,165), Martin Fenton, Jr. ($63,725), Mary Myers Kauppila ($224,601), Kirk P. Pendleton ($36,634) and Olin C. Robison ($12,541). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

4 James K. Dunton, Robert G. O'Donnell, and James W. Ratzlaff are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

/5 /Bailey Morris-Eck and Steven B. Sample were elected to the Board effective
  November 16, 1999 and, therefore, received no compensation from the fund during the fiscal year ended October 31, 1999.


                         American Mutual Fund -- Page 9

                                    OFFICERS


                                  POSITION(S)          PRINCIPAL OCCUPATION(S)
   NAME AND ADDRESS     AGE     WITH REGISTRANT                DURING
----------------------------------------------------        PAST 5 YEARS
                                                    -----------------------------
James K. Dunton
 (see above)
---------------------------------------------------------------------------------
James W. Ratzlaff
 (see above)
---------------------------------------------------------------------------------
Robert G. O'Donnell
 (see above)
---------------------------------------------------------------------------------
Timothy D. Armour       39   Senior Vice President  Chairman and Chief Executive
333 South Hope Street                               Officer, Capital Research
Los Angeles, CA 90071                               Company*; Director, Capital
                                                    Research and Management
                                                    Company
---------------------------------------------------------------------------------
Joyce E. Gordon         43   Vice President         Senior Vice President and
333 South Hope Street                               Director,
Los Angeles, CA 90071                               Capital Research Company*
---------------------------------------------------------------------------------
Joanna F. Jonsson       36   Vice President         Executive Vice President and
P.O. Box 7650                                       Director,
San Francisco, CA                                   Capital Research Company*
94120
---------------------------------------------------------------------------------
Vincent P. Corti        43   Secretary              Vice President - Fund
333 South Hope Street                               Business
Los Angeles, CA 90071                               Mangement Group, Capital
                                                    Research
                                                    and Management Company
---------------------------------------------------------------------------------
Sheryl F. Johnson       31   Treasurer              Vice President - Fund
5300 Robin Hood Road                                Business
Norfolk, VA 23513                                   Mangement Group, Capital
                                                    Research
                                                    and Management Company
---------------------------------------------------------------------------------
Robert P. Simmer        38   Assistant Treasurer    Vice President - Fund
5300 Robin Hood Road                                Business
Norfolk, VA 23513                                   Mangement Group, Capital
                                                    Research
                                                    and Management Company
---------------------------------------------------------------------------------


* Company affiliated with Capital Research and Management Company.

All of the officers listed are officers, and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays annual fees of $16,000 to Directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended, plus $500 for each meeting attended as a member of a committee of the Board of Directors. No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of December 10, 1999 the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                        American Mutual Fund -- Page 10

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.


The Investment Adviser is responsible for managing more than $200 billion of stocks, bonds and money market instruments and serves over eight million investors of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until March 31, 2000, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plan of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


                        American Mutual Fund -- Page 11

As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.384% on the first $1 billion of net assets, plus 0.33% on net assets from $1 billion to $2 billion, plus 0.294% on net assets from $2 billion to $3 billion, plus 0.27% on net assets from $3 billion to $5 billion, plus 0.252% on net assets from $5 billion to $8 billion, plus 0.24% on net assets over $8 billion. In connection with the approval of the Agreement by the fund's Board of Directors, the Investment Adviser has agreed to waive any fees to the extent they would exceed those payable under the rate structure contained in its previous agreement. The fee structure referenced above is lower than that in the previous agreement except in the event that the fund's net assets were to fall below $3 billion. The Agreement provides that the Investment Adviser shall pay the fund the amount by which expenses, with the exception of taxes and expenses, if any, as may be incurred in connection with any merger, reorganization, or recapitalization, exceed the sum of 1% of the first $25 million of the monthly average of total assets of the fund for the year and 3/4 of 1% of such average in excess of $25 million.


The Agreement provides for a management fee reduction to the extent that the fund's annual ordinary operating expenses exceed 1-1/2% of the first $30 million of the net assets of the fund and 1% of the net assets in excess thereof. Expenses which are not subject to this limitation are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


For the fiscal years ended October 31, 1999, 1998, and 1997, the Investment Adviser received advisory fees of $29,352,000, $27,972,000, and $24,702,000, respectively.


PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the Plan), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal period ended October 31, 1999 amounted to $2,925,000 after allowance of $13,865,000 to dealers. During the fiscal years ended 1998 and 1997 the Principal Underwriter retained $3,200,000 and $2,985,000, respectively after an allowance of $15,547,000 and $14,517,000 to dealers, respectively.


As required by rule 12b-1 and the 1940 Act, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Directors and separately by a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and directors who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or


                        American Mutual Fund -- Page 12
stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Directors.


Under the Plan the fund may expend up to 0.25% of its net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan, any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees or a community foundation).


Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable. During the fiscal period ended October 31, 1999, the fund paid or accrued $23,197,000 for compensation to dealers under the Plan.


The Glass-Steagall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.


In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term gains over net realized long-term capital losses. Additional distributions may be made, if necessary. The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the fund does not distribute


                        American Mutual Fund -- Page 13
the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Code, the fund may be subject to that excise tax. In certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than the required amount. In this case, the fund will pay any income or excise taxes due.


Dividends will be reinvested in shares of the fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other American Funds, as provided in the prospectus.


TAXES - The fund intends to elect to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.


Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses, if any. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.


If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.


Distributions of investment company taxable income are taxable to shareholders as ordinary income.


                        American Mutual Fund -- Page 14

Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.


All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder subject to tax on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another American Fund, may result in tax consequences (gain or loss) to the shareholder and must also be reported on the shareholder's federal income tax return.


Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income tax at the level of the fund.


                        American Mutual Fund -- Page 15

Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


Shareholders of the fund may be subject to state and local taxes on distributions received from the fund and on redemptions of the fund's shares.


Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year fund shareholders will receive a statement of the federal income tax status of all distributions.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on dividend income received by him or her.


Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.


                        American Mutual Fund -- Page 16

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Investment         $50 minimum (except where a
                        Minimums and Fund       lower minimum is noted under
                        Numbers" for initial    "Investment Minimums and Fund
                        investment minimums.    Numbers").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------
THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY
PURCHASE ORDER.
-------------------------------------------------------------------------------



                        American Mutual Fund -- Page 17

INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                                              MINIMUM
                                                                              INITIAL       FUND
 FUND                                                                       INVESTMENT     NUMBER
 ----                                                                       ----------     ------
 STOCK AND STOCK/BOND FUNDS
 AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  250         02
 American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . .        250         11
 American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .        250         03
 Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . . . . . . .        250         12
 Capital World Growth and Income Fund/SM/ . . . . . . . . . . . . . . . .        250         33
 EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . .        250         16
 Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . . . . . . .        250         10
 The Growth Fund of America/(R)/  . . . . . . . . . . . . . . . . . . . .        250         05
 The Income Fund of America/(R)/  . . . . . . . . . . . . . . . . . . . .        250         06
 The Investment Company of America/(R)/ . . . . . . . . . . . . . . . . .        250         04
 The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .        250         14
 New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .        250         07
 New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . . .        250         36
 SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . .        250         35
 Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . . . . . . .        250         01
 BOND FUNDS
 American High-Income Municipal Bond Fund/(R)/  . . . . . . . . . . . . .        250         40
 American High-Income Trust/SM/ . . . . . . . . . . . . . . . . . . . . .        250         21
 The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . . . .        250         08
 Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . .        250         31
 Intermediate Bond Fund of America/SM/  . . . . . . . . . . . . . . . . .        250         23
 Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . . . . . . .        250         43
 The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . . . . . . .        250         19
 The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . . . . . . .      1,000         20
 The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . . . . . . .      1,000         24
 The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . . . . . . .      1,000         25
 U.S. Government Securities Fund/SM/  . . . . . . . . . . . . . . . . . .        250         22
 MONEY MARKET FUNDS
 The Cash Management Trust of America/(R)/  . . . . . . . . . . . . . . .      1,000         09
 The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . . . . . . .      1,000         39
 The U.S. Treasury Money Fund of America/SM/  . . . . . . . . . . . . . .      1,000         49
 ___________
 *Available only in certain states.


Investment minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American


                        American Mutual Fund -- Page 18

Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).


SALES CHARGES - The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)



                                                                    DEALER
                                            SALES CHARGE AS       CONCESSION
                                           PERCENTAGE OF THE:    AS PERCENTAGE
                                           ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                     NET AMOUNT  OFFERING     OFFERING
                                          -INVESTED-   PRICE         PRICE
------------------------------------------ --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . . . .     6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . . . .     5.26       5.00          4.25
$50,000 but less than $100,000. .           4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .          3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .           3.63       3.50          2.75
$250,000 but less than $500,000 .           2.56       2.50          2.00
$500,000 but less than $750,000 .           2.04       2.00          1.60
$750,000 but less than $1 million           1.52       1.50          1.20
 $1,000,000 or more . . . . . . . . . .        none     none    (see below)
-----------------------------------------------------------------------------



PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made by retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are not subject to a contingent deferred sales charge. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution on investments made with no initial sales charge.


                        American Mutual Fund -- Page 19

In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members, and certain lawyers who provide services to the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS - Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: 1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.


REDUCING YOUR SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your


                        American Mutual Fund -- Page 20
investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Existing holdings eligible for rights of accumulation (see the account application) and any individual investments in American Legacy variable annuities or variable life insurance policies (American Legacy, American Legacy II, American Legacy III, and American Legacy Shareholder's Advantage variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy variable annuities or variable life insurance policies are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.


                        American Mutual Fund -- Page 21

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts and/or:

     - employee benefit plan(s), such as an IRA, individual-type 403(b) plan, or single-participant Keogh-type plan;

     - business accounts solely controlled by these individuals (for example, the individuals own the entire business);

     - trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     - for a single trust estate or fiduciary account, including an employee benefit plan other than those described above;

     - made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above; or

     - for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of two or more funds in The American Funds Group, as well as individual holdings in various American Legacy variable annuities and variable life insurance policies to qualify for a reduced sales charge. Direct purchases of the money market funds are excluded. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

     RIGHTS OF ACCUMULATION - You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

PRICE OF SHARES - Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In


                        American Mutual Fund -- Page 22
the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.


The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share


                        American Mutual Fund -- Page 23

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. You may sell (redeem) shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     --    Requests must be signed by the registered shareholder(s)

     --    A signature guarantee is required if the redemption is:

          -  Over $50,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.


     -- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     -- You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     -- Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.

     --     Checks must be made payable to the registered shareholder(s).

     -- Checks must be mailed to an address of record that has been used with the account for at least 10 days.


                        American Mutual Fund -- Page 24

     MONEY MARKET FUNDS

     -- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     -- You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions from funds other than the money market funds made within 12 months of purchase on investments of $1 million or more (other than redemptions by employer-sponsored retirement plans). The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; and for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments into the American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or


                        American Mutual Fund -- Page 25
around the date you specified. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


You may exchange shares by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


                        American Mutual Fund -- Page 26

AUTOMATIC EXCHANGES - You may automatically exchange shares in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day of each month you designate. You must either (a) meet the minimum initial investment requirement for the receiving fund OR (b) the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Shareholder Account Services and Privileges - Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's articles of incorporation permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per


                        American Mutual Fund -- Page 27
share if at such time the shareholder owns of record shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions for the fiscal years ended October 31, 1999, 1998 and 1997, amounted to $6,660,000, $3,840,000 and
$3,046,000, respectively.


The fund is required to disclose information regarding investments in the securities of broker-dealers (or parents of broker-dealers that derive more than 15% of their revenue from broker-dealer activities) which have certain relationships with the fund. During the last fiscal year, J.P. Morgan & Co. was among the top 10 dealers that received the largest amount of brokerage commissions and that acted as principals in portfolio transactions. The fund held equity securities of J.P. Morgan & Co. in the amounts of $32,719,000 as of the close of its most recent fiscal year.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY
 10081, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or foreign branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing


                        American Mutual Fund -- Page 28
agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $5,190,000 for the fiscal period ended October 31, 1999.


INDEPENDENT ACCOUNTANTS - Deloitte & Touche LLP, 1000 Wilshire Boulevard, 15th Floor, Los Angeles, CA 90017, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on October 31. Shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of shareholder reports. To receive additional copies of a report, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments. The personal investing policy is consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
              MAXIMUM OFFERING PRICE PER SHARE -- OCTOBER 31, 1999

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $30.09
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $31.93


                   INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 2.69% based on a 30-day (or one month) period ended October 31, 1999, computed by dividing the net investment income per share earned during the period by the


                        American Mutual Fund -- Page 29
maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:      a  = dividends and interest earned during the period.

             b   =
                    expenses accrued for the period (net of reimbursements).

             c   =
                    the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =
                    the maximum offering price per share on the last day of the period.

The fund's one year total return and average annual total return for the five- and ten-year periods ended October 31, 1999 were 2.74%, 16.19% and 12.76%, respectively. The fund's average annual total return at net asset value for the one-, five- and ten-year periods ended on October 31, 1999 were 9.01%, 17.58% and 13.43, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor,


                        American Mutual Fund -- Page 30

Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


EXPERIENCE OF INVESTMENT ADVISER - The Investment Adviser manages nine growth and growth-income funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1969 (138 in all), those funds have had better total returns than their comparable Lipper indexes in 128 of 138 periods.


Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.


The investment results for the fund set forth below were calculated as described in the fund's prospectus. The fund's results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any investment results reported by the fund should not be considered representative of what an investment in the fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. The fund's results also should be considered relative to the risks associated with the fund's investment objective and policies.


                       AMF VS. VARIOUS UNMANAGED INDICES

10-YEAR
PERIODS                                                       AVERAGE
11/1 - 10/31        AMF       DJIA/2/     S&P 500/3/     SAVINGS ACCOUNT/3/
------------        ---       -------     ----------     ------------------

1989 - 1999        +232%       +426%        +414%              + 60%
1988 - 1998        +267        +432         +416               + 64
1987 - 1997        +258        +406         +386               + 67
1986 - 1996        +204        +341         +291               + 69
1985 - 1995        +232        +382         +320               + 73
1984 - 1994        +233        +361         +297               + 81
1983 - 1993        +247        +337         +306               + 91
1982 - 1992        +273        +382         +352               +102
1981 - 1991        +336        +452         +378               +113
1980 - 1990        +285        +316         +260               +121
1979 - 1989        +426        +423         +415               +124
1978 - 1988        +412        +346         +370               +124
1977 - 1987        +413        +309         +335               +124
1976 - 1986        +414        +232         +284               +124
1975 - 1985        +400        +181         +246               +122
1974 - 1984        +418        +211         +266               +117
1973 - 1983        +312        +120         +145               +111
1972 - 1982        +221        + 76         + 92               +103
1971 - 1981        +179        + 67         +101               + 93
1970 - 1980        +207        + 97         +133               + 83
1969 - 1979        +113        + 50         + 57               + 78
1968 - 1978        + 71        + 28         + 32               + 74
1967 - 1977        + 79        + 40         + 41               + 71
1966 - 1976        +103        + 78         + 82               + 69
1965 - 1975        + 56        + 29         + 36               + 66
1964 - 1974        + 39        + 11         + 21               + 62
1963 - 1973        + 92        + 81         +101               + 59
1962 - 1972        +154        +132         +172               + 56
1961 - 1971        + 96        + 71         + 90               + 54
1960 - 1970        +115        + 86         +116               + 52
1959 - 1969        +134        + 88         +133               + 49
1958 - 1968        +186        +147         +178               + 46
1957/1/ - 1967     +212        +184         +218               + 44




                        American Mutual Fund -- Page 31

1 Fund began operations on February 21, 1950.

2 The Dow Jones Average of 30 Industrial Stocks is comprised of 30 industrial companies such as General Motors and General Electric. This index is unmanaged and does not reflect sales charges, commissions or expenses.

3 The Standard and Poor's 500 Stock Composite Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

4 Based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board which reflect all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed return of principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


                        American Mutual Fund -- Page 32

                       IF YOU ARE CONSIDERING AMF FOR AN
  INDIVIDUAL RETIREMENT ACCOUNT HERE ARE THE BENEFITS OF SYSTEMATIC INVESTING:


                          Here^s how much you would have if
                          you had invested $2,000 a year on
                            November 1 of each year in AMF
                        over the past 5, 10, 20 and 30 years:

      5 years               10 years              20 years               30 years
(11/1/94 - 10/31/99)  (11/1/89 - 10/31/99)  (11/1/79 - 10/31/99)   (11/1/69 - 10/31/99)
      $15,089               $43,729               $225,715              $911,256
----------------------------------------------------------------------------------------



                        American Mutual Fund -- Page 33

           SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM

                                               ...and taken all distributions
  If you had invested                            in shares, your investment
    $10,000 in AMF                               would have been worth this
  this many years ago                             much at October 31, 1999

                               Periods
    Number of Years         11/1 - 10/31                   Value
           1
                             1998 - 1999                  $ 10,274
           2
                             1997 - 1999                    11,830
           3
                             1996 - 1999                    14,692
           4
                             1995 - 1999                    17,471
           5
                             1994 - 1999                    21,179
           6
                             1993 - 1999                    21,547
           7
                             1992 - 1999                    25,564
           8
                             1991 - 1999                    27,976
           9
                             1990 - 1999                    34,867
          10
                             1989 - 1999                    33,245
          11
                             1988 - 1999                    39,958
          12
                             1987 - 1999                    44,960
          13
                             1986 - 1999                    47,311
          14
                             1985 - 1999                    61,572
          15
                             1984 - 1999                    74,855
          16
                             1983 - 1999                    79,293
          17
                             1982 - 1999                   101,297
          18
                             1981 - 1999                   129,330
          19
                             1980 - 1999                   142,353
          20
                             1979 - 1999                   185,526
          21
                             1978 - 1999                   217,130
          22
                             1977 - 1999                   244,877
          23
                             1976 - 1999                   258,080
          24
                             1975 - 1999                   326,814
          25
                             1974 - 1999                   411,273
          26
                             1973 - 1999                   346,346
          27
                             1972 - 1999                   345,055
          28
                             1971 - 1999                   382,538
          29
                             1970 - 1999                   462,820
          30
                             1969 - 1999                   418,658
          31
                             1968 - 1999                   394,191




                        American Mutual Fund -- Page 34

                ILLUSTRATION OF A $10,000 INVESTMENT IN AMF WITH

      DIVIDENDS REINVESTED AND CAPITAL GAIN DISTRIBUTIONS TAKEN IN SHARES

   (FOR THE LIFETIME OF THE FUND, FEBRUARY 21, 1950 THROUGH OCTOBER 31, 1999)

                         COST OF SHARES                                   VALUE OF SHARES
                         --------------                                   ---------------
  FISCAL      ANNUAL         TOTAL                                       FROM           FROM
 YEAR END     INCOME       DIVIDENDS     INVESTMENT   FROM INITIAL  CAPITAL GAINS    DIVIDENDS        TOTAL
  10/31      DIVIDENDS   (CUMULATIVE)       COST       INVESTMENT     REINVESTED     REINVESTED       VALUE
  -----      ---------   ------------       ----      -----------     ----------     ----------       -----
   1950      $    310     $      310     $   10,310     $ 9,548       $      163     $      307    $   10,018
   1951           533            843         10,843      10,706              661            867        12,234
   1952           524          1,367         11,367      10,536            1,267          1,360        13,163
   1953           579          1,946         11,946      10,452            1,711          1,913        14,076
   1954           613          2,559         12,559      13,048            3,195          3,018        19,261
   1955           667          3,226         13,226      15,240            5,639          4,171        25,050
   1956           789          4,015         14,015      16,087            8,412          5,152        29,651
   1957           911          4,926         14,926      13,452            9,479          5,119        28,050
   1958         1,010          5,936         15,936      15,936           13,037          7,167        36,140
   1959         1,050          6,986         16,986      16,632           16,369          8,487        41,488
   1960         1,210          8,196         18,196      15,052           16,968          8,844        40,864
   1961         1,257          9,453         19,453      18,495           23,683         12,170        54,348
   1962         1,372         10,825         20,825      14,638           21,047         10,887        46,572
   1963         1,523         12,348         22,348      17,987           28,350         14,952        61,289
   1964         1,697         14,045         24,045      19,360           34,177         17,818        71,355
   1965         1,844         15,889         25,889      19,925           39,778         20,216        79,919
   1966         2,271         18,160         28,160      17,611           40,060         19,975        77,646
   1967         2,568         20,728         30,728      19,285           49,173         24,378        92,836
   1968         3,154         23,882         33,882      20,903           58,855         29,827       109,585
   1969         3,762         27,644         37,644      17,930           56,040         29,245       103,215
   1970         4,168         31,812         41,812      14,506           51,046         27,806        93,358
   1971         4,424         36,236         46,236      16,482           60,754         35,763       112,999
   1972         4,711         40,947         50,947      16,990           66,765         41,471       125,226
   1973         5,069         46,016         56,016      15,842           65,343         43,614       124,799
   1974         7,273         53,289         63,289      12,474           51,452         41,195       105,121
   1975         7,300         60,589         70,589      14,788           60,997         56,411       132,196
   1976         7,881         68,470         78,470      17,516           75,084         74,778       167,378
   1977         8,604         77,074         87,074      16,952           78,992         80,489       176,433
   1978         9,989         87,063         97,063      17,516           88,475         92,955       198,946
   1979        11,322         98,385        108,385      18,702          103,900        110,202       232,804
   1980        13,854        112,239        122,239      22,295          135,430        145,858       303,583
   1981        16,351        128,590        138,590      22,559          147,794        163,762       334,115
   1982        26,841        155,431        165,431      24,271          194,579        207,586       426,436
   1983        26,227        181,658        191,658      28,391          245,862        270,661       544,914
   1984        26,606        208,264        218,264      27,413          260,469        289,276       577,158
   1985        30,124        238,388        248,388      30,310          319,637        351,886       701,833
   1986        34,058        272,446        282,446      35,974          423,333        453,761       913,068
   1987        39,285        311,731        321,731      34,167          459,703        467,015       960,885
   1988        50,009        361,740        371,740      35,108          513,718        532,371     1,081,197
   1989        59,908        421,648        431,648      38,627          610,639        650,517     1,299,783
   1990        66,101        487,749        497,749      33,697          577,410        628,234     1,239,341
   1991        71,766        559,515        569,515      39,473          692,080        812,854     1,544,407
   1992        67,509        627,024        637,024      40,056          755,215        894,739     1,690,010
   1993        70,887        697,911        707,911      43,669          910,544      1,050,642     2,004,855
   1994        76,471        774,382        784,382      40,640          943,396      1,055,829     2,039,865
   1995        83,156        857,538        867,538      45,475        1,155,434      1,272,526     2,473,435
   1996        90,173        947,711        957,711      49,934        1,398,546      1,492,249     2,940,729
   1997        95,004      1,042,715      1,052,715      56,707        1,798,200      1,797,281     3,652,188
   1998       104,111      1,146,826      1,156,826      58,664        2,180,807      1,965,981     4,205,452
   1999       110,493      1,257,319      1,267,319      56,613        2,518,178      2,009,388     4,584,179




                        American Mutual Fund -- Page 35

                        American Mutual Fund -- Page 36

     The dollar amount of capital gain distributions during the period was
                                  $1,744,017.








                        American Mutual Fund -- Page 37


American Mutual Fund, Inc.
Investment Portfolio, October 31, 1999

                                                                    Percent of
Largest Industry Holdings                                           Net Assets
Banking                                                                  10.34%
Diversified Telecommunication Services                                     9.54
Energy Sources                                                             6.28
Utilities:  Electric & Gas                                                 6.01
Health & Personal Care                                                     4.88


                                                                    Percent of
Largest Individual Holdings                                         Net Assets
Sprint FON Group                                                          3.00%
Bank of America                                                           2.04
SBC Communications                                                        1.81
U S WEST                                                                  1.54
Bristol-Myers Squibb                                                      1.47
Household International                                                   1.41
AT&T                                                                      1.19
IBM                                                                       1.09
Monsanto                                                                  1.09
Southern Co.                                                              1.07

                                                                    Market ValuPercent Of Net
Equity Securities (Common and Preferred Stocks)              Shares (Millions)      Assets
-------------------------------------------------------------------------------------------

Energy

Energy Sources  -  6.28%
Ashland Inc.                                               1,850,000     61.050         .58
Atlantic Richfield Co.                                       645,000     60.106         .58
Chevron Corp.                                                493,500     45.063         .43
Conoco Inc., Class B                                       2,305,580     62.539         .60
Exxon Corp.                                                  170,000     12.591         .12
Kerr-McGee Corp.                                             600,000     32.250         .31
Mobil Corp.                                                  140,000     13.510         .13
Phillips Petroleum Co.                                     2,300,000    106.950        1.03
Royal Dutch Petroleum Co. (New York Registered)            1,750,000    104.891        1.01
Sunoco, Inc.                                               1,100,000     26.537         .25
Texaco Inc.                                                1,510,000     92.676         .89
Ultramar Diamond Shamrock Corp.                            1,500,000     36.750         .35

UTILITIES: ELECTRIC & GAS  -  6.01%
Ameren Corp.                                                 300,000     11.344         .11
American Electric Power Co., Inc.                            575,000     19.837         .19
Carolina Power & Light Co.                                   900,000     31.050         .30
Central and South West Corp.                               4,275,000     94.852         .91
Consolidated Edison, Inc.                                  1,085,700     41.460         .40
Duke Energy Corp.                                          1,925,000    108.762        1.04
FPL Group, Inc.                                              700,000     35.219         .34
GPU, Inc.                                                    800,000     27.150         .26
New Century Energies, Inc.                                 3,100,000    100.944         .97
Southern Co.                                               4,200,000    111.562        1.07
TECO Energy, Inc.                                          2,000,000     44.125         .42
                                                                    -----------------------
                                                                      1,281.218       12.29
                                                                    -----------------------

Materials

Chemicals  -  3.60%
Air Products and Chemicals, Inc.                             400,000     11.000         .11
Hercules Inc.                                              1,800,000     43.313         .42
International Flavors & Fragrances Inc.                      900,000     34.425         .33
Mallinckrodt Inc.                                          2,000,000     67.875         .65
Monsanto Co.                                               2,942,700    113.294        1.09
PPG Industries, Inc.                                         570,900     34.611         .33
Praxair, Inc.                                              1,500,000     70.125         .67

Forest Products & Paper  -  2.55%
Fort James Corp.                                           2,658,800     69.960         .67
Georgia-Pacific Corp., Georgia-Pacific Group                 500,000     19.844
Georgia-Pacific Corp., Timber Group                          725,000     17.309         .36
International Paper Co.                                      700,000     36.837         .35
Westvaco Corp.                                             3,400,000    100.938         .97
Weyerhaeuser Co.                                             350,000     20.891         .20
                                                                    -----------------------
                                                                        640.422        6.15
                                                                    -----------------------

Capital Equipment

Aerospace & Military Technology  -  1.17%
Boeing Co.                                                   957,100     44.086         .42
Northrop Grumman Corp.                                       600,000     32.925         .32
Raytheon Co., Class A                                        140,600      3.858
Raytheon Co., Class B                                        575,000     16.747         .20
United Technologies Corp.                                    400,000     24.200         .23

Data Processing & Reproduction  -  2.21%
Hewlett-Packard Co.                                          250,000     18.516         .18
International Business Machines Corp.                      1,160,000    114.115        1.09
Xerox Corp.                                                3,500,000     98.000         .94

Electrical & Electronic  -  0.89%
Emerson Electric Co.                                         600,000     36.037         .35
Harris Corp.                                               1,650,000     37.022         .35
Hubbell Inc., Class B                                        720,000     19.935         .19

Electronic Components  -  0.67%
Thomas & Betts Corp.                                       1,550,000     69.556         .67

Industrial Components  -  1.68%
Dana Corp.                                                   700,000     20.694         .20
Delphi Automotive Systems Corp.                              698,465     11.481         .11
Eaton Corp.                                                  400,000     30.100         .29
Federal-Mogul Corp.                                          350,000      8.794
Federal-Mogul Corp. 7.00% convertible preferred              500,000     19.187         .26
Genuine Parts Co.                                          1,625,000     42.352         .41
Johnson Controls, Inc.                                       280,000     17.010         .16
TRW Inc.                                                     600,000     25.725         .25

Machinery & Engineering  -  1.02%
Briggs & Stratton Corp.                                      629,100     36.763         .36
Caterpillar Inc.                                             400,000     22.100         .21
Deere & Co.                                                1,300,000     47.125         .45
                                                                    -----------------------
                                                                        796.328        7.64
                                                                    -----------------------

Consumer Goods

Automobiles  -  0.07%
General Motors Corp.                                         109,200      7.671         .07

Beverages  -  0.73%
PepsiCo, Inc.                                              2,200,000     76.312         .73

Food & Household Products  -  1.86%
Bestfoods                                                    270,000     15.863         .15
Colgate-Palmolive Co.                                        500,000     30.250         .29
ConAgra, Inc.                                                800,000     20.850         .20
General Mills, Inc.                                          900,000     78.469         .75
Sara Lee Corp.                                             1,800,000     48.712         .47

Health & Personal Care  -  4.88%
Abbott Laboratories                                        1,500,000     60.563         .58
Bristol-Myers Squibb Co.                                   2,000,000    153.625        1.47
Eli Lilly and Co.                                            800,000     55.100         .53
Johnson & Johnson                                            400,000     41.900         .40
Kimberly-Clark Corp.                                         400,000     25.250         .24
Merck & Co., Inc.                                            400,000     31.825         .31
Pfizer Inc                                                   600,000     23.700         .23
Pharmacia & Upjohn, Inc.                                     647,500     34.925         .34
Schering-Plough Corp.                                        500,000     24.750         .24
Warner-Lambert Co.                                           700,000     55.868         .54

Recreation, Other Consumer Products  -  0.90%
Pennzoil-Quaker State Co.                                  1,250,000     14.765         .14
Stanley Works                                              2,850,000     79.088         .76

Textiles & Apparel  -  0.79%
NIKE, Inc., Class B                                          850,000     47.972         .46
VF Corp.                                                   1,150,000     34.572         .33
                                                                    -----------------------
                                                                        962.030        9.23
                                                                    -----------------------

Services

Broadcasting & Publishing  -  1.09%
Gannett Co., Inc.                                            650,000     50.131         .48
Knight-Ridder, Inc.                                        1,000,000     63.500         .61

Business & Public Services  -  0.40%
Electronic Data Systems Corp.                                250,000     14.625         .14
Waste Management, Inc.                                     1,500,000     27.563         .26

Merchandising  -  2.31%
Albertson's, Inc.                                          1,477,200     53.641         .52
J.C. Penney Co., Inc.                                      3,579,100     90.820         .87
May Department Stores Co.                                  1,960,300     67.998         .65
Wal-Mart Stores, Inc.                                        500,000     28.344         .27

Diversified Telecommunication Services  -  9.54%
AT&T Corp.                                                 2,650,000    123.887        1.19
CenturyTel, Inc.                                           2,500,000    101.094         .97
GTE Corp.                                                  1,438,200    107.865        1.03
SBC Communications Inc.                                    3,702,892    188.616        1.81
Sprint FON Group                                           4,207,000    312.632        3.00
U S WEST, Inc.                                             2,620,000    159.984        1.54

Transportation:  Rail & Road  -  1.38%
Burlington Northern Santa Fe Corp.                           250,000      7.969         .08
Norfolk Southern Corp.                                     4,415,000    107.891        1.03
Union Pacific Corp.                                          500,000     27.875         .27
                                                                    -----------------------
                                                                      1,534.435       14.72
                                                                    -----------------------

Finance

Banking  -  10.34%
AmSouth Bancorporation                                     2,700,000     69.525         .67
Bank of America Corp.                                      3,300,000    212.437        2.04
Bank of New York Co., Inc.                                   750,000     31.406         .30
BANK ONE CORP.                                             1,970,000     73.998         .71
Chase Manhattan Corp.                                      1,000,000     87.375         .84
Comerica Inc.                                                450,000     26.747         .26
First Security Corp.                                       2,500,000     64.062         .61
First Union Corp.                                          2,300,000     98.181         .94
Fleet Boston Corp. (formerly Fleet Financial                 700,000     30.538         .29
 Group, Inc.)
Huntington Bancshares Inc.                                 1,800,000     53.325         .51
J.P. Morgan & Co. Inc.                                       250,000     32.719         .31
KeyCorp                                                    1,000,000     27.938         .27
National City Corp.                                        1,000,000     29.500         .28
SunTrust Banks, Inc.                                         784,000     57.379         .55
U.S. Bancorp                                               1,000,000     37.063         .36
Wachovia Corp.                                               800,000     69.000         .66
Wells Fargo & Co.                                          1,600,000     76.600         .74

Financial Services  -  1.59%
Associates First Capital Corp., Class A                      393,336     14.357         .14
Fannie Mae                                                    50,000      3.538         .04
Household International, Inc.                              3,300,000    147.262        1.41

Insurance  -  3.65%
Allstate Corp.                                             3,850,000    110.688        1.06
American General Corp.                                     1,010,000     74.929         .72
Aon Corp.                                                  1,240,500     44.038         .42
Jefferson-Pilot Corp.                                        900,000     67.556         .65
Lincoln National Corp.                                       800,000     36.900         .36
SAFECO Corp.                                                 900,000     24.750         .24
St. Paul Companies, Inc.                                     663,300     21.226         .20

Real Estate  -  0.40%
Equity Residential Properties Trust                        1,000,000     41.812         .40
                                                                    -----------------------
                                                                      1,664.849       15.98
                                                                    -----------------------

Multi-Industry & Miscellaneous

Multi-Industry  -  1.71%
AlliedSignal Inc.                                          1,200,000     68.325         .66
Harsco Corp.                                               2,025,000     59.611         .57
Textron Inc.                                                 650,000     50.172         .48

Miscellaneous  -  3.66%
Other equity securities in initial period of acquisition                381.036        3.66
                                                                    -----------------------
                                                                        559.144        5.37
                                                                    -----------------------
TOTAL EQUITY SECURITIES (cost: $5,604.262 million)                    7,438.426       71.38



                                                          Principal
Bonds & Notes                                                Amount
-------------------------------------------------------------------------------------------

CORPORATE  -  0.12%
J. C. Penney Co., Inc. 9.05% 2001                         12,000,000     12.302         .12

U.S. TREASURY OBLIGATIONS -  6.58%
3.875% January 2009 (1)                                   100,000,00    100.021        0.96
13.750%   August 2004                                     48,500,000     63.520        0.61
3.739% July 2002 (1)                                      100,000,00    103.693        1.00
7.75% February 2001                                       56,000,000     57.374        0.55
5.625% November 2000                                      90,000,000     89.985        0.86
6.25% August 2000                                         90,000,000     90.492        0.87
6.375% May 2000                                           90,000,000     90.450        0.87
5.625% November 1999                                      90,000,000     90.056        0.86
                                                                    -----------------------
TOTAL BONDS & NOTES (cost:  $698.902 million)                           697.893        6.70
                                                                    -----------------------
TOTAL INVESTMENT SECURITIES (cost $6,303.164 million)                 8,136.319       78.08

                                                                        Market     Percent
                                                          Principal      Value      Of Net
Short-Term Securities                                        Amount (Millions)      Assets
--------------------------------------------              ---------------------------------
CORPORATE SHORT-TERM NOTES  -  13.08%

A I Credit Corp. 5.60% due 1/31/2000                      50,000,000     49.223         .47
American Express Credit Corp. 5.60%-5.85%                 51,500,000     50.552         .49
 due 2/16-2/17/2000
Associates First Capital Corp. 5.15%-5.68%                74,500,000     73.740         .71
 due 11/3/1999-2/7/2000
AT&T Corp. 5.70%-5.72% due 2/25-2/28/2000                 47,300,000     46.368         .44
BellSouth Telecommunications, Inc. 5.60%-5.62%            83,500,000     82.244         .79
 due 1/19-2/10/2000
CIT Group Holdings, Inc. 5.14% due 11/5/1999              38,000,000     37.972         .36
Coco-Cola Co. 5.29%-5.87% due 1/25-1/28/2000              40,400,000     39.809         .38
Duke Energy Corp. 5.33%-5.85% due 1/14-2/2/2000           60,000,000     59.171         .57
Eastman Kodak Co.  5.73%-5.85% due 1/20-2/14/2000         50,000,000     49.209         .47
E.I. du Pont de Nemours and Co. 5.25%-5.55%               53,200,000     52.643         .51
 due 11/29/1999-2/8/2000
Emerson Electric Co. 5.30%-5.60% due                      54,500,000     53.623         .51
 1/24-2/23/2000
Ford Motor Credit Co. 5.19%-5.68% due                     72,000,000     71.148         .68
 12/3/1999-1/25/2000
General Electric Capital Corp. 5.43%-5.97%                82,500,000     81.178         .78
 due 1/27-2/9/2000
H.J. Heinz Co. 5.33%-5.50% due 1/26-2/3/2000              64,500,000     63.496         .61
Household Finance Corp.  5.67%-5.96% due                  58,800,000     57.892         .56
 1/11-2/14/2000
IBM Credit Corp. 5.70% due 2/11/2000                      50,000,000     49.129         .47
Johnson & Johnson 4.78% due 11/1/1999 (2)                 24,900,000     24.896         .24
Lucent Technologies Inc. 5.30% due 12/10/1999             40,000,000     39.764         .38
Merck & Co., Inc. 5.29%-5.30% due 2/2-2/4/2000            40,800,000     40.146         .39
Monsanto Co. 5.30%-5.88% due 11/23/1999-3/3/2000          85,000,000     83.612         .80
National Rural Utilities Cooperative Finance Corp.
      5.28%-5.73% due 11/16/1999-2/18/2000                40,600,000     40.075         .38
Pfizer Inc 5.67%-5.85% due 2/14-3/28/2000                 59,300,000     58.069         .56
Procter & Gamble Co. 5.29%-5.90% due                      80,200,000     79.515         .76
 12/8/1999-1/10/2000
SBC Communications Inc. 5.67% due 3/3/2000 (2)            50,000,000     48.980         .47
Walt Disney Co. 5.84%-5.89% due 1/21/2000                 31,400,000     30.963         .30

Federal Agency Discount Notes  -  8.47%
Fannie Mae 4.75%-5.42% due 11/2/1999-2/9/2000             416,114,00    413.233        3.96
Federal Home Loan Banks 5.20%-5.53% due                   171,600,00    168.882        1.62
 11/10/1999-3/10/2000
Freddie Mac 4.77%-5.525% due 11/2/1999-3/2/2000           303,948,00    301.002        2.89
                                                                    -----------------------
TOTAL SHORT-TERM SECURITIES                                           2,246.534       21.55
 (cost: $2,248.093 million)
Excess of cash and receivables over payables                             38.374         .37
                                                                    -----------------------
TOTAL SHORT-TERM SECURITIES, CASH AND RECEIVABLES                     2,284.908       21.92
                                                                    -----------------------
NET ASSETS                                                           $10,421.22     100.00%

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.

See Notes to Financial Statements

Equity securities appearing in the portfolio since April 30, 1999

Abbott Laboratories
Burlington Northern Santa Fe
CenturyTel
Chevron
Conoco
Delphi Automotive Systems
Exxon
Harris
Hercules
Johnson Controls
Knight-Ridder
Mobil
National City
Northrop Grumman
Union Pacific

Equity securities eliminated from the portfolio since April 30, 1999

Alcoa
American Stores
Ameritech
Bankers Trust
Browning-Ferris Industries
Du Pont
Goodyear Tire & Rubber
Motorola
PennzEnergy
Transamerica
Union Camp





American Mutual Fund  Financial Statements
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                              (dollars in
at October 31, 1999                                                millions)
-------------------------------------------------------------------------------
Assets:
Investment securities at market
 (cost: $6,303.164)                                               $8,136.319
Short-term securities
 (cost: $2,248.093)                                                2,246.534
Cash                                                                    .245
Receivables for-
 Sales of investments                                $24.743
 Sales of fund's shares                                3.409
 Dividends and interest                               27.030          55.182
                                              ---------------------------------
                                                                  10,438.280
Liabilities:
Payables for-
 Purchases of investments                              3.327
 Repurchases of fund's shares                          7.136
 Management services                                   2.394
 Other expenses                                        4.196          17.053
                                              ---------------------------------
Net Assets at October 31, 1999-
 Equivalent to $30.09 per share on
 346,291,270 shares of $1 par value
 capital stock outstanding (authorized
 capital stock--500,000,000 shares)                              $10,421.227
                                                             =================

-------------------------------------------------------------------------------
Statement of Operations                                          (dollars in
for the year ended October 31, 1999                                millions)
-------------------------------------------------------------------------------
Investment Income:
Income:
 Dividends                                       $   190.317
 Interest                                            153.180        $343.497
                                              -----------------
Expenses:
 Management services fee                              29.352
 Distribution expenses                                23.197
 Transfer agent fee                                    5.190
 Reports to shareholders                                .081
 Registration statement and
  prospectus                                            .381
 Postage, stationery and supplies                      1.123
 Directors' fees                                        .222
 Auditing and legal fees                                .059
 Custodian fee                                          .170
 Taxes other than federal income tax                    .098
 Other expenses                                         .161          60.034
                                              -------------------------------
 Net investment income                                               283.463
                                                             -----------------
Realized Gain and Unrealized
 Depreciation on Investments:
 Net realized gain                                                 1,844.287
 Net decrease in unrealized appreciation on
  investments:
  Beginning of year                                3,047.801
  End of year                                      1,831.596      (1,216.205)
                                              -------------------------------
  Net realized gain and unrealized
   depreciation on investments                                       628.082
                                                             ---------------
Net Increase in Net Assets Resulting
 from Operations                                                    $911.545
                                                             ================


-----------------------------------------------------------------------------
Statement of Changes in Net Assets                               (dollars in
                                                                   millions)
-------------------------------------------------------------------------------
                                              Year ended October 31
                                                        1999             1998
                                              -------------------------------
Operations:
Net investment income                            $   283.463     $   275.053
Net realized gain on investments                   1,844.287       1,003.521
Net unrealized appreciation (depreciation)
 on investments                                   (1,216.205)        115.593
                                              --------------------------------
 Net increase in net assets
  resulting from operations                          911.545       1,394.167
                                              -------------------------------
Dividends and Distributions
 Paid to Shareholders:
Dividends from net investment income                (259.303)       (260.046)
Distributions from net realized
 gain on investments                                (957.004)       (769.233)
                                              --------------------------------
 Total dividends and distributions                (1,216.307)     (1,029.279)
                                              --------------------------------
Capital Share Transactions:
Proceeds from shares sold:
 25,199,667 and 28,085,473
 shares, respectively                                766.619         855.659
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions of
 net realized gain on investments:
 38,225,805 and 31,459,296
 shares, respectively                              1,105.758         928.317
Cost of shares repurchased:
 44,745,071 and 42,580,163
 shares, respectively                             (1,361.752)     (1,295.650)
                                              -------------------------------
 Net increase in net assets
  resulting from capital share
  transactions                                       510.625         488.326
                                              ---------------------------------
Total Increase in Net Assets                         205.863         853.214

Net Assets:
Beginning of year                                 10,215.364       9,362.150
                                              --------------------------------
End of year (including undistributed
 net investment income: $92.283
 and $68.123, respectively)                      $10,421.227     $10,215.364
                                              ================================



 See Notes to Financial Statements




 Notes to Financial Statements
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION - American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives - current income, capital growth and conservation of principal - through investments in companies that participate in the growth of the American economy.

   SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

       SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -
Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts and original issue discounts on securities purchased are amortized daily over the expected life of the security. The fund does not amortize premiums on securities purchased

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. FEDERAL INCOME TAXATION

   The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

   As of October 31, 1999, net unrealized appreciation on investments for federal income tax purposes aggregated $1,832,353,000, of which $2,216,240,000 related to appreciated securities and $383,887,000 related to depreciated securities. During the year ended October 31, 1999, the fund realized, on a tax basis, a net capital gain of $1,844,278,000 on securities transactions. The cost of portfolio securities for federal income tax purposes was $8,550,500,000 at October 31, 1999.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

   INVESTMENT ADVISORY FEE - The fee of $29,352,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.384% of the first $1 billion of average net assets; 0.33% of such assets in excess of $1 billion but not exceeding $2 billion; 0.294% of such assets in excess of $2 billion but not exceeding $3 billion; 0.27% of such assets in excess of $3 billion but not exceeding $5 billion; 0.252% of such assets in excess of $5 billion but not exceeding $8 billion; and 0.24% of such assets in excess of $8 billion.

   DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended October 31, 1999, distribution expenses under the Plan were $23,197,000. As of October 31, 1999, accrued and unpaid distribution expenses were $3,501,OOO. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $2,925,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

   TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $5,190,000.

   DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of October 31, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Directors, were $679,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

   The fund made purchases and sales of investment securities, excluding short-term securities, of $3,491,242,000 and $4,111,829,OOO, respectively, during the year ended October 31, 1999.

    As of October 31, 1999, accumulated undistributed net realized gain on investments was $1,683,027,000 and additional paid-in capital was $6,468,030,000. The fund reclassified $133,258,000 from undistributed net realized gains to additional paid-in capital for the year ended October 31, 1999 as a result of permanent differences between book and tax.

 Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $170,000 includes $23,000 that was paid by these credits rather than in cash.


American Mutual Fund
Per-Share Data and Ratios             Year endOctober 31

                                      ------- ------- -------------------
                                         1999    1998  1997  1996  1995
                                      ------- ------- -------------------
Net Asset Value, Beginning of
 Year                                  $31.18  $30.14 $26.54 24.17$21.60
                                      ------- ------- -------------------
 Income from Investment
  Operations:
  Net investment income                   .82     .84   .83   .84   .87
  Net gain on securities
  (both realized & unrealized)           1.78    3.48  5.19   3.52 3.41
                                      ------- ------- -------------------
   Total income from
    investment operations                2.60    4.32  6.02  4.36  4.28
                                      ------- ------- -------------------
 Less Distributions:
  Dividends (from net investment
   income)                               (.76)   (.80) (.81) (.84) (.84)
  Distributions (from
    capital gains)                      (2.93)  (2.48)(1.61)(1.15) (.87)
                                      ------- ------- -------------------
   Total distributions                  (3.69)  (3.28)(2.42)(1.99)(1.71)
                                      ------- ------- -------------------
Net Asset Value, End of Year           $30.09  $31.18 $30.14$26.54$24.17
                                      ======= ======= ===================

Total Return/1/                          9.01% 15.15% 24.19%18.89%21.25%


Ratios/Supplemental Data:
Net assets, end of year (in
 millions)                            $10,421 $10,215 $9,362$7,759$6,552
Ratio of expenses to average
 net assets                               .57%    .56% .58%  .59%  .59%
Ratio of net income to average
 net assets                              2.67%   2.75%2.95% 3.36% 3.92%
Portfolio turnover rate                41.53%  28.97% 19.16%24.21%23.31%



/1/Excludes maximum sales charge of
 5.75%.



Independent Auditors' Report

To the Board of Directors and Shareholders of American Mutual Fund, Inc.:

 We have audited the accompanying statement of assets and liabilities of American Mutual Fund, Inc., ("the Fund"),including the investment portfolio, as of October 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended. These financial statements and per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of American Mutual Fund, Inc. as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Los Angeles, California
November 30, 1999



TAX INFORMATION (UNAUDITED)

 We are required to advise you within 60 days of the fund's fiscal year end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the fund were earned from the following sources:

Dividends and Distributions per Share

To Shareholders             Payment Date                     From Net           From Net
of Record                                                    Investment         Realized  Long-term
                                                             Income             Gains

December 10,1998            December 11,1998                 $.200              $2.930

March 26,1999               March 29,1999                     .185              -

June 25,1999                June 28,1999                      .185              -

September 24,1999           September 27,1999                 .185              -


  Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 66% of the dividends paid by the fund from net investment income represents qualifying dividends.

 Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 10% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

 Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many plan retirement trusts may need this information for their annual information reporting.

The funds also designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

 SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2000 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR RESPECTIVE 1999 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



                                    PART C
                               OTHER INFORMATION
                           AMERICAN MUTUAL FUND, INC.

ITEM 23. EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 103 filed December 30,
1997)
(b) Previously filed (see Post-Effective Amendment No. 103 filed December 30,
1997)
(c) Previously filed (see Post-Effective Amendment No. 103 filed December 30,
1997)
(d) Previously filed (see Post-Effective Amendment No. 103 filed December 30,
1997)
(e) Previously filed (see Post-Effective Amendment No. 103 filed December 30,
1997)
(f) None
(g) Previously filed (see Post-Effective Amendment No. 103 filed December 30,
1997)
(h) None
(i) Not applicable to this filing
(j) Consent of Independent Auditors
(k) None
(l) Previously filed (see Post-Effective Amendment No. 103 filed December 30,
1997)
(m) Previously filed (see Post-Effective Amendment No. 103 filed December 30,
1997)
(n) None
(o) None
(p) Code of Ethics

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

 None

ITEM 25. INDEMNIFICATION

 Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and Directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

ITEM 25. INDEMNIFICATION (CONTINUED)

 Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

 Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible under the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

 Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

 Article VII of the Articles of Incorporation of the Fund provides that "The Corporation shall indemnify (a) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws; (b) its officers to the same extent it shall indemnify its directors; and (c) its officers who are not directors to such further extent as shall be consistent with the law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents consistent with the law."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                      (2)                (3)



       NAME AND PRINCIPAL                   POSITIONS AND OFFICES            POSITIONS AND OFFICES

          BUSINESS ADDRESS                    WITH UNDERWRITER                 WITH REGISTRANT



       David L. Abzug                       Regional Vice President          None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                         Vice President                   None

       #61 Point West Circle

       Little Rock, AR 72211



       Robert B. Aprison                    Vice President                   None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                   Vice President                   None



       Steven L. Barnes                     Senior Vice President            None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                        Assistant Vice President         None



       Michelle A. Bergeron                 Senior Vice President            None

       4160 Gateswalk Drive

       Smyrna, GA 30080

       J. Walter Best, Jr.                  Regional Vice President          None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                      Senior Vice President            None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                    Vice President                   None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                        Senior Vice President            None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                    Senior Vice President            None

       2320 North Austin Avenue

       Georgetown, TX  78626



       Alan Brown                           Regional Vice President          None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                       Vice President                   None



       Brian C. Casey                       Regional Vice President          None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                    Senior Vice President            None

       609 W. Littleton Blvd., Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin                Senior Vice President            None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                     Vice President                   None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen                  Director                         None

L      Kevin G. Clifford                    Director, President and Co-Chief    None

                                            Executive Officer



       Ruth M. Collier                      Senior Vice President            None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                      Assistant Vice President         None



H      Carlo Cordasco                       Assistant Vice President         None



       Thomas E. Cournoyer                  Vice President                   None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                 Senior Vice President            None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting                      Vice President                   None



       Daniel J. Delianedis                 Regional Vice President          None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       Michael A. Dilella                   Vice President                   None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                      Senior Vice President            None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                        Senior Vice President            None

       633 Menlo Avenue, Suite 210

       Menlo Park, CA  94025



       Peter J. Doran                       Director, Senior Vice            None
                                            President

       Suite 216W

       100 Merrick Road

       Rockville Centre, NY 11570



L      Michael J. Downer                    Secretary                        None



       Robert W. Durbin                     Vice President                   None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                     Senior Vice President            None



L      Paul H. Fieberg                      Senior Vice President            None



       John Fodor                            Vice President                  None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                      Regional Vice President          None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                     Senior Vice President            None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford                  Vice President                   None



       Jeffrey J. Greiner                   Vice President                   None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                   Director                         None



B      Mariellen Hamann                     Assistant Vice President         None



       David E. Harper                      Senior Vice President            None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                      Assistant Vice President         None



       Ronald R. Hulsey                     Vice President                   None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                      Regional Vice President          None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                  Director                         None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                     Vice President                   None



       Arthur J. Levine                     Senior Vice President            None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis                        Assistant Vice President         None



       T. Blake Liberty                     Regional Vice President          None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                         Regional Vice President          None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy                       Assistant Vice President         None



L      Susan G. Lindgren                    Vice President -                 None
                                            Institutional

                                            Investment Services



LW     Robert W. Lovelace                   Director                         None



       Stephen A. Malbasa                   Vice President                   None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                     Senior Vice President            None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar                    Director, Senior Vice            None
                                            President



L      E. Lee McClennahan                   Senior Vice President            None



S      John V. McLaughlin                   Senior Vice President            None



       Terry W. McNabb                      Vice President                   None

       2002 Barrett Station Road

       St. Louis, MO  63131

L      R. William Melinat                   Vice President -                 None
                                            Institutional

                                            Investment Services



       David R. Murray                      Vice President                   None

       60 Briant Drive

       Sudbury, MA  01776



       Stephen S. Nelson                    Vice President                   None

       P.O. Box 470528

       Charlotte, NC  28247-0528



       William E. Noe                       Regional Vice President          None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                       Vice President                   None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                        Vice President                   None

       62 Park Drive

       Glenview, IL  60025



       Gary A. Peace                        Regional Vice President          None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                      Regional Vice President          None

       6133 Calle del Paisano

       Scottsdale, AZ 85251



       Fredric Phillips                     Senior Vice President            None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                  Assistant Vice President         None



       Carl S. Platou                       Vice President                   None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



L      John O. Post                         Senior Vice President            None



S      Richard P. Prior                     Vice President                   None

       Steven J. Reitman                    Senior Vice President            None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                     Vice President                   None

       P.O. Box 472245

       Charlotte, NC  28247



       George S. Ross                       Senior Vice President            None

       55 Madison Avenue

       Morristown, NJ  07960



L      Julie D. Roth                        Vice President                   None



L      James F. Rothenberg                  Director                         None



       Douglas F. Rowe                      Vice President                   None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                 Regional Vice President          None

       9417 Beverlywood Street

       Los Angeles, CA  90034



       Dean B. Rydquist                     Senior Vice President            None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                    Senior Vice President            None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                  Vice President                   None

       31465 St. Andrews

       Westlake, OH  44145



L      R. Michael Shanahan                  Director                         None



       David W. Short                       Chairman of the Board and        None

       1000 RIDC Plaza, Suite 212           Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                     Senior Vice President            None

       912 Castlehill Lane

       Devon, PA 19333



L      John C. Smith                        Assistant Vice President -       None

                                            Institutional Investment
                                            Services



       Rodney G. Smith                      Vice President                   None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie Snyder-Senft                 Assistant Vice President         None



       Anthony L. Soave                     Regional Vice President          None

       8831 Morning Mist Drive

       Clarkston, MI 48348



       Theresa Souiller                     Assistant Vice President         None

       2652 Excaliber Court

       Virginia Beach, VA 23454



       Nicholas D. Spadaccini               Regional Vice President          None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                 Assistant Vice President         None



       Daniel S. Spradling                  Senior Vice President            None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern                        Director                         None



B      Max D. Stites                        Vice President                   None



       Thomas A. Stout                      Regional Vice President          None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                    Vice President                   None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                 Senior Vice President            None

       31641 Saddletree Drive

       Westlake Village, CA  91361



L      Drew W. Taylor                       Assistant Vice President         None



S      James P. Toomey                      Vice President                   None



I      Christopher E. Trede                 Vice President                   None



       George F. Truesdail                  Vice President                   None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                 Vice President                   None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                       Regional Vice President          None

       7 Gladstone Lane

       Laguna Niguel, CA 92677



       Thomas E. Warren                     Regional Vice President          None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                        Senior Vice President,           None

                                            Treasurer and Controller



       Gregory J. Weimer                    Vice President                   None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                     Director                         None



       George Wenzel                        Regional Vice President          None

       3406 Shakespeare Drive

       Troy, MI 48084



H      J. D. Wiedmaier                      Assistant Vice President         None

       Timothy J. Wilson                    Vice President                   None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                    Vice President                   None

H      Marshall D. Wingo                    Director, Senior Vice            None
                                            President



L      Robert L. Winston                    Director, Senior Vice            None
                                            President



       William R. Yost                      Vice President                   None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young                       Regional Vice President          None

       1616 Vermont

       Houston, TX  77006



       Scott D. Zambon                      Regional Vice President          None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a


                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 3rd day of January, 2000.

  AMERICAN MUTUAL FUND, INC.

  By  /s/ James K. Dunton
   (James K. Dunton, Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on January 3, 2000, by the following persons in the capacities indicated.

         SIGNATURE                          TITLE

(1)      Chief Executive Officer:

          /s/ James K. Dunton               Chairman of the Board

         (James K. Dunton)

(2)      Principal Financial Officer and

         Principal Accounting Officer:

          /s/ Sheryl F. Johnson             Treasurer

         (Sheryl F. Johnson)

(3)      Directors:

         H. Frederick Christie*             Director

         Mary Anne Dolan*                   Director

          /s/ James K. Dunton

         (James K. Dunton)                  Chairman of the Board

         Martin Fenton, Jr.*                Director

         Mary Myers Kaupilla*               Director

         Bailey Morris-Eck                  Director

         Robert G. O'Donnell                President and Director

         Kirk P. Pendleton                  Director

         James W. Ratzlaff*                 Vice Chairman of the Board

         Olin C. Robison*                   Director

         Steven B. Sample                   Director


 *By   /s/ Vincent P. Corti
         (Vincent P. Corti, Attorney-in-Fact)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).
         /s/ Michael J. Downer
         (Michael J. Downer)